Gross Unrealized Gains on Equity Securities (Detail) (KDDI, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
KDDI
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross unrealized gains on shares of KDDI	¥ 45,893	¥ 28,140